Taxes (Details) - Schedule of taxes payable - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Schedule of taxes payable [Abstract]
VAT tax payable	$ 302,546	$ 50,477
Corporate income tax payable	1,445,200	1,050,238
Land use tax and other taxes payable	59,031	55,621
Total	$ 1,806,777	$ 1,156,336